Organization and principal activities	12 Months Ended
Mar. 31, 2015
Organization and principal activities
Organization and principal activities

1.   Organization and principal activities

Alibaba Group Holding Limited (the "Company," and where appropriate, the term "Company" also refers to its subsidiaries and variable interest entities as a whole), was incorporated in the Cayman Islands on June 28, 1999. The Company is a holding company and conducts its businesses primarily through its subsidiaries and variable interest entities ("VIEs"). The Company is principally engaged in online and mobile commerce through products, services and technology that enable businesses to operate efficiently and extend their reach to sell to consumers and businesses in the People's Republic of China (the "PRC" or "China") and internationally. Major shareholders of the Company include SoftBank Corp. ("SoftBank") and Yahoo! Inc. ("Yahoo").

The Company provides retail and wholesale marketplaces available through both personal computer and mobile interfaces in the PRC and internationally. Retail marketplaces and services operated by the Company include (i) the China online shopping destination ("Taobao Marketplace"); (ii) the China brands and retail platform ("Tmall"); (iii) the China group buying site that offers quality products by aggregating demand from consumers mainly through limited time discounted sales ("Juhuasuan"); and (iv) the global consumer marketplace targeting consumers around the world ("AliExpress"). Wholesale marketplaces operated by the Company include the online China wholesale marketplace ("1688.com") and the online business-to-business marketplace that focuses on global trade among businesses from around the world ("Alibaba.com"). In addition, the Company offers cloud computing services, including elastic computing, database services and storage and large scale computing services, for the Company's own platforms and the platforms of the Company's related companies and for use by sellers on the marketplaces and other third-party customers ("Alibaba Cloud Computing"). In addition, the Company makes available online payment processing services ("Payment Services") on its marketplaces through an arrangement with Alipay.com Co., Ltd. ("Alipay"), the entity operating the Payment Services. The Company derives substantially all of its revenue from the PRC.

Alibaba.com Limited, a subsidiary of the Company which operates Alibaba.com, 1688.com and AliExpress, was listed on the Hong Kong Stock Exchange on November 6, 2007. On June 20, 2012, the privatization of Alibaba.com Limited by way of a scheme of arrangement under Section 86 of the Cayman Islands Companies Law was approved and accordingly the listing of the shares of Alibaba.com Limited on the Hong Kong Stock Exchange was withdrawn (Note 4(c)). Following the privatization, Alibaba.com Limited became a wholly-owned subsidiary of the Company.